TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables (net of loss allowance)	£ 6,089	£ 6,487
Unbilled costs	189	238
VAT and sales taxes recoverable	380	323
Prepayments	205	221
Fair value of derivatives	3	1
Other receivables	413	452
Trade and other receivables	£ 7,279	£ 7,722